SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

10. SHAREHOLDERS’ EQUITY

Ordinary Shares

Vantage Corp was established under the laws of Cayman Islands on April 02, 2024. The original authorized share capital of the Company was US$50,000 divided into 25,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, par value US$0.001 per share.

The Company issued nil and 7,633,620 Class A Ordinary Shares, which were outstanding as of March 31, 2024 and 2025, respectively.

The Company issued 1 and 20,366,380 Class B Ordinary Shares, which were outstanding as of March 31, 2024 and 2025, respectively.